Summary of Principal Accounting Policies - Sales and Marketing Expenses and Net Loss Per Share (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Summary of Principal Accounting Policies
Potentially dilutive shares excluded from calculation of net loss per share	0	0	0
Sales and marketing
Summary of Principal Accounting Policies
Advertising and promotion costs	¥ 109,881,231	¥ 93,044,137	¥ 69,258,528